Commitments and Contingencies (Details Textual) $ / shares in Units, $ in Thousands									1 Months Ended					12 Months Ended
	May 11, 2020	Sep. 10, 2019	Jul. 02, 2019 USD ($)	Jan. 15, 2019 $ / shares shares	Aug. 07, 2018 USD ($)	Sep. 14, 2016 USD ($)	Nov. 12, 2015 USD ($)	Oct. 20, 2015 USD ($)	Jun. 22, 2018 USD ($)	Apr. 25, 2018 USD ($)	Jan. 19, 2018 USD ($)	Apr. 19, 2017 USD ($)	Mar. 30, 2017	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Commitment and Contingencies (Textual)
Settlement amount						$ 2,200						$ 196,000
Aggregate settlement payment										$ 3,000				$ 5,000
Expected litigation settlement										250
Remaining proceeds or contributed by other defendants										$ 2,750				2,500
Received an excess amount																	$ 1,664
Lawsuit amount for registration fee							$ 1,400
Monthly rent														$ 13
Exchange rate						1.00								1.00
Lease renewed date														Nov. 30, 2022
Rent expenses														$ 154	$ 160	130
Right and license term								3 years
Percentage of net income								50.00%
Minimum annual sales								$ 10,000
Percentage of penalty								15.00%
Shortfall amount								$ 1,500
Secure minimum sales and penalty								$ 125
Legal payments			$ 250									98,000
Compensatory damages amount									$ 325
Legal settlement, percentage													70.00%
Plaintiff Received						$ 2,500
Plaintiff fees														$ 1,149	$ 1,532	$ 2,126
Patent infringement litigation, description														On July 11, 2018 and July 18, 2018, two pre-trial hearings were held, and the court decided to order the plaintiffs to deposit a guarantee of NIS 100,000 (approximately $29 thousand based on the exchange rate of $1.00 / NIS 3.456 in effect as of December 31, 2019) as a security for costs. In addition, the defendants were asked by the court to reconsider their position regarding the petition for dismissing the case in limine.
Litigation fee description														On February 20, 2019, the deputy registrar decided to dismiss ACSI's opposition and decided that ACSI will bear costs in a total sum of NIS 33,000 (approximately $10 thousand based on the exchange rate of $1.00 / NIS 3.456 in effect as of December 31, 2019).
Provision for legal proceedings														$ 325
Compensation amount														2
Attorney's fees														50
Agreement Settlement description										The parties reached an agreement (and signed a Stipulation and Agreement of Settlement) to settle all of the claims in the action, pending approval by the Court. The settlement provided for an aggregate settlement payment of $3.0.
Agreement settlement amount														5,000
Legal proceedings description		The amount sued by Mr. Gordon is NIS 13.0 million (approximately $3.8 million based on the exchange rate of $1.00 / NIS 3.456 in effect as of December 31, 2019).
Exchange for lease obligations														385
Intangible asset														1,027
Subsequent Event [Member]
Commitment and Contingencies (Textual)
Patent infringement litigation, description	The court dismissed the petition of the defendants to correct the decision of September 11, 2019, and decided that the defendants should allow the expert on behalf of the plaintiff to examine the source codes of the allegedly infringing deciphers in 30 days, and therefore the recurring petition for shifting the burden of proof is unnecessary, and also decided that the defendant will bear costs in a total sum of NIS 12,000 (approximately $3,470 based on the exchange rate of $1.00 / NIS 3.456 in effect as of December 31, 2019). On May 27, 2020 the defendants filed an application for extending the time set by the court for the examination of the source codes of the allegedly infringing deciphers, and on June 2, 2020.
Minimum [Member]
Commitment and Contingencies (Textual)
Minimum monthly commitment					$ 125
Maximum [Member]
Commitment and Contingencies (Textual)
Minimum monthly commitment					$ 30
Hammel Litigation [Member]
Commitment and Contingencies (Textual)
Plaintiff fees											$ 1,600
Provision for litigation fees														200
Ladragor Litigation [Member]
Commitment and Contingencies (Textual)
Plaintiff fees														$ 31
Ladragor litigation, description														The claim alleges that the plaintiff suffered personal damages of NIS 137.7 (approximately $39.8 based on the exchange rate of $1.00 / NIS 3.456 in effect as of December 31, 2019), and estimates that its shareholders suffered damages of approximately NIS 23.3 million (approximately $6.7 million based on the exchange rate of $1.00 / NIS 3.456 in effect as of December 31, 2019).
Ladragor Litigation [Member] | Respondents 1-3 [Member]
Commitment and Contingencies (Textual)
Ladragor litigation, description														(1) A total amount of NIS 106,725 (approximately $31 thousand based on the exchange rate of $1.00 / NIS 3.456 in effect as of December 31, 2019) to the Representative Plaintiff as special remuneration; (2) A total amount of NIS 285,302 (approximately $83 thousand based on the exchange rate of $1.00 / NIS 3.456 in effect as of December 31, 2019), in addition with lawful VAT, to the Counsel of the Representative Plaintiff, as their fees; (3) An amount of NIS 35,000 (approximately $10 thousand based on the exchange rate of $1.00 / NIS 3.456 in effect as of December 31, 2019), in addition with lawful VAT, to the Counsel of the Representative Plaintiff, as their fees in their capacity as Trustee.
Ability Computer & Software Industries Ltd. [Member]
Commitment and Contingencies (Textual)
Provision for legal proceedings														$ 200
Hurgin and Aurovsky [Member]
Commitment and Contingencies (Textual)
Description of exchange rate														The Company NIS 376,410 (approximately $98 thousand based on the exchange rate of $1.00 / NIS 3.845 in effect as of December 31, 2016), or a total of NIS 752,820 (approximately $196 thousand based on the exchange rate of $1.00 / NIS 3.845 in effect as of December 31, 2016) constituting their portion of the settlement amount.
5-year lease agreement [Member]
Commitment and Contingencies (Textual)
Office space, expiring date																Nov. 30, 2017
2.5-year lease agreement [Member]
Commitment and Contingencies (Textual)
Office space, expiring date																Nov. 30, 2017
1 Year Lease Agreement [Member]
Commitment and Contingencies (Textual)
Monthly rent														$ 1
Exchange rate														1.00
Lease renewed date														Aug. 15, 2019
Amended and Restated Stock Purchase Agreement [Member]
Commitment and Contingencies (Textual)
Issued an aggregate of ordinary shares | shares				354,609
Warrant exercisable | shares				100,000
Exercise price | $ / shares				$ 3.807
Purchase consideration														$ 1,032
Cash consideration														5
Intangible asset														1,027
NIS [Member]
Commitment and Contingencies (Textual)
Settlement amount						$ 8,450						752,820
Lawsuit amount for registration fee							$ 5,000
Monthly rent														$ 44
Exchange rate						3.845								3.456
Legal payments												$ 376,410
Plaintiff Received						$ 9,527
VAT receivable						$ 8,142,735
Compensation amount														$ 694
NIS [Member] | 1 Year Lease Agreement [Member]
Commitment and Contingencies (Textual)
Monthly rent														$ 5
Exchange rate														3.456